Rule 497(e)
File Nos. 333-189440;
811-05961

GREAT-WEST SMART TRACK® II VARIABLE ANNUITY

Supplement dated November 1, 2013 to the Prospectus and

Statement of Additional Information dated October 4, 2013

for Variable Annuity-2 Series Account

of Great-West Life & Annuity Insurance Company of New York

Effective immediately, the second paragraph under the heading “Great-West Life & Annuity Insurance Company of New York” on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

“We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.”

* * * * *

Effective immediately, the first paragraph under the heading “GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK AND VARIABLE ANNUITY-2 SERIES ACCOUNT” on page B-3 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

“Great-West Life & Annuity Insurance Company of New York (the “Company”) (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. The Company is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.”

This Supplement must be accompanied by, or read in conjunction, with the current Prospectus and Statement of Additional Information dated October 4, 2013.

Please retain this supplement for future reference.